Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 255,529	$ 13,430
Restricted cash	0	2,130
Receivables, net of allowance for doubtful accounts	6,770	6,601
Inventories, net	18,263	11,788
Stock receivable	0	4,445
Prepaid expenses and other current assets	14,215	8,822
Total current assets	294,777	47,216
Restricted cash	2,130	0
Property and equipment, net	20,925	5,203
Intangible assets, net	342,812	339,032
Goodwill	16,814	504
Contract assets, net of current portion	14,667	7,159
Other noncurrent assets	12,657	13,013
Total assets	704,782	412,127
Current liabilities:
Accounts payable	15,467	8,678
Accrued salaries, wages, and employee benefits	2,377	4,870
Deferred revenues, current portion	10,644	11,159
Long-term debt, current portion	2,093	4,470
Convertible promissory notes	0	6,230
Other current liabilities and accrued expenses	19,359	18,556
Total current liabilities	49,940	53,963
Deferred revenues, net of current portion	42,891	43,792
Long-term debt, net of current portion	159,438	154,230
Deferred tax liabilities, net	73,797	74,909
Other noncurrent liabilities	5,160	2,422
Total liabilities	331,226	329,316
Commitments and contingencies (Note 13)
Redeemable noncontrolling interest	(208)	(208)
Stockholders' equity:
Common stock, $0.0001 par value per share, 150,000,000 shares authorized, 39,228,956 shares issued and 38,528,956 shares outstanding as of June 30, 2021; 20,626,249 shares issued and outstanding as of December 31, 2020	4	2
Treasury stock, at cost, 700,000 shares and 0 shares as of June 30, 2021 and December 31, 2020	(4,445)	0
Additional paid-in capital	470,134	161,033
Accumulated deficit	(91,929)	(78,016)
Total stockholders' equity	373,764	83,019
Total liabilities, redeemable noncontrolling interest, and stockholders' equity	$ 704,782	$ 412,127